Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 87.12%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 44.65%
Fixed Rates:
0.10 11/23/22 $ 2,000,000 $ 1,987,921
0.12 01/12/23 3,000,000 2,965,489
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.07%) 0.40 09/14/22 2,000,000 2,000,825
(Federal Reserve Bank Effective Rate +
(0.02)% ) 0.32 05/15/23 5,000,000 4,999,846
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 0.66 01/31/23 3,800,000 3,800,410
15,754,491
Federal Home Loan Bank 6.78%
Fixed Rates:
1.25 01/28/25 1,000,000 965,114
0.68 02/26/25 1,500,000 1,424,030
2,389,144
U.S. Treasury Note/Bond 35.69%
Fixed Rates:
1.38 10/15/22 1,000,000 1,001,238
0.13 06/30/23 1,500,000 1,466,514
0.13 12/15/23 2,000,000 1,929,805
1.50 02/29/24 1,000,000 985,508
0.25 06/15/24 1,500,000 1,430,918
1.75 07/31/24 1,000,000 984,570
0.63 10/15/24 1,000,000 954,766
0.75 11/15/24 1,000,000 955,957
0.50 03/31/25 1,000,000 942,265
2.88 04/30/25 1,000,000 1,010,508
0.25 06/30/25 1,000,000 929,199
12,591,248
Total United States Government and Agency Obligations 30,734,883
(cost $31,156,493)
Exchange Traded Fund 5.04% Shares Value
Vanguard Short-Term Treasury ETF 30,000 1,777,800
(cost $1,835,242)
Investments, at value 92.16% 32,512,683
(cost $32,991,735 )
Other assets and liabilities, net 7.84% 2,766,731
Net Assets 100.00% $ 35,279,414

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Near-Term Tax Free Fund
Municipal Bonds 77.64%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
California 7.24%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 $ 350,000 $ 377,310
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 214,102
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 238,301
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 484,974
State of California, California, GO Unlimited 5.00 11/01/31 400,000 480,059
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 577,060
2,371,806
Colorado 3.39%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 306,819
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 804,754
1,111,573
Connecticut 1.99%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 217,534
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 221,834
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 214,339
653,707
District of Columbia 2.50%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 818,722
Florida 6.44%
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 310,684
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 371,320
Orlando Utilities Commission, Florida, RB
‡
0.48 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 560,597
2,112,601

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.60%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 196,664
Idaho 3.32%
Jerome Lincoln & Gooding Counties Joint
School District No. 261, Idaho, GO
Unlimited 4.00 09/15/32 245,000 277,419
Owyhee & Canyon Counties Joint School
District No. 370 Homedale, Idaho, GO
Unlimited 4.00 09/15/31 720,000 810,353
1,087,772
Illinois 4.52%
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 220,907
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 323,047
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 558,601
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 378,497
1,481,052
Louisiana 3.49%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 335,000 333,652
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 810,315
1,143,967
Maryland 2.52%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 250,501
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 575,417
825,918
Michigan 3.34%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 408,281
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 320,857
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 366,139
1,095,277

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Missouri 0.78%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 $ 250,000 $ 254,341
New Jersey 2.64%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 400,173
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 465,145
865,318
New Mexico 2.08%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 683,017
New York 10.70%
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 286,825
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 273,671
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 223,686
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 331,031
City of New York NY, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 887,192
City of New York NY, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,013,125
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 106,162
New York City Municipal Water Finance
Authority, New York, RB
‡
0.38 06/15/38 200,000 200,000
New York City Municipal Water Finance
Authority, New York, Refunding, RB 5.00 06/15/29 175,000 186,199
3,507,891
Ohio 0.40%
City of Cleveland OH Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 132,353
Pennsylvania 1.15%
Deer Creek Drainage Basin Authority,
Pennsylvania, Refunding, RB AGM 4.00 12/01/31 345,000 377,962

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
South Carolina 2.70%
Aiken County Consolidated School District,
South Carolina, GO Unlimited 4.00 04/01/34 $ 400,000 $ 434,078
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 351,207
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.51 02/01/38 100,000 100,000
885,285
Tennessee 1.87%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 347,230
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 267,096
614,326
Texas 12.35%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 828,880
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 230,718
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 148,765
City of El Paso TX, Texas, Refunding, GO
Limited 5.00 08/15/30 245,000 287,381
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 191,805
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 351,762
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 479,180
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 417,622
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 321,934
North Texas Municipal Water District, Texas,
RB 4.00 06/01/30 310,000 341,344
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 448,401
4,047,792
Utah 0.92%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 301,412
Vermont 1.03%
City of Burlington VT, Vermont, GO Unlimited 5.00 11/01/30 285,000 337,762

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Washington 0.71%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 $ 220,000 $ 233,944
Wisconsin 0.96%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 315,887
Total Municipal Bonds 25,456,349
(cost $26,310,226)
Exchange Traded Funds 10.01% Shares
iShares Short-Term National Muni Bond ETF 15,500 1,621,300
VanEck Short Muni ETF 97,000 1,659,185
Total Exchange Traded Funds 3,280,485
(cost $3,397,152)
Investments, at value 87.65% 28,736,834
(cost $29,707,378 )
Other assets and liabilities, net 12.35% 4,048,607
Net Assets 100.00% $ 32,785,441

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Luxury Goods Fund
Common Stocks 96.33% Shares Value
Apparel Manufacturers 10.87%
Burberry Group PLC 21,400 $ 467,155
Christian Dior SE 945 641,265
Hermes International 1,272 1,800,321
Kering SA, ADR 34,700 2,193,387
PRADA SpA 70,000 443,393
5,545,521
Athletic Footwear 1.75%
adidas AG 3,833 893,189
Automotive - Cars & Light Trucks 24.27%
Bayerische Motoren Werke AG 17,000 1,469,099
Ferrari NV 2,429 529,741
Mercedes-Benz Group AG, ADR 118,714 2,077,495
NIO, Inc., ADR
*
26,000 547,300
Porsche Automobil Holding SE, ADR 176,357 1,689,500
Tesla, Inc.
*
4,455 4,800,708
Volkswagen AG 5,150 1,272,151
12,385,994
Beverages - Wine/Spirits 3.34%
Pernod Ricard SA 5,400 1,186,440
Remy Cointreau SA 2,500 515,568
1,702,008
Computers 4.86%
Apple, Inc. 14,200 2,479,462
Cosmetics & Toiletries 4.07%
The Estee Lauder Cos., Inc. 7,634 2,078,891
Cruise Lines 4.47%
Carnival Corp.
*
54,000 1,091,880
Royal Caribbean Cruises, Ltd.
*
14,200 1,189,676
2,281,556
Diversified Banking Institution 2.80%
UBS Group AG 73,000 1,426,420
E-Commerce/Products 4.79%
Amazon.com, Inc.
*
750 2,444,962
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Credit Card 4.73%
American Express Co. 12,900 2,412,300

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Mortgage Loan/Banker 0.02%
Lendified Holdings, Inc.
*
1,116,560 $ 11,164
Gold Mining 3.57%
Franco-Nevada Corp. 3,000 478,560
GCM Mining Corp. 76,000 355,029
IAMGOLD Corp.
*
150,000 522,000
Royal Gold, Inc. 3,300 466,224
1,821,813
Hotels & Motels 4.34%
Hilton Worldwide Holdings, Inc.
*
7,300 1,107,702
Marriott International, Inc., Class A
*
6,300 1,107,225
2,214,927
Investment Management/Advisory Services 1.70%
Julius Baer Group, Ltd. 15,000 868,418
Metal - Diversified 1.21%
Aclara Resources, Inc.
*
18,274 10,671
Ivanhoe Mines, Ltd.
*
65,000 606,247
616,918
Oil Companies - Exploration & Production 0.13%
NG Energy International Corp., 144A
#*∆
50,000 65,992
Platinum 0.95%
Sibanye Stillwater, Ltd., ADR 30,000 486,900
Precious Metals 1.77%
Wheaton Precious Metals Corp. 19,000 904,020
Private Equity 6.99%
Blackstone, Inc., Class A 20,000 2,538,800
The Carlyle Group, Inc. 21,000 1,027,110
3,565,910
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Retail - Jewelry 7.56%
Cie Financiere Richemont SA 22,600 2,864,660
The Swatch Group AG - BR 3,500 992,334
3,856,994
Retail - Restaurants 0.98%
Starbucks Corp. 5,500 500,335

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Textile - Apparel 1.16%
LVMH Moet Hennessy Louis Vuitton SE, ADR 4,137 $ 589,853
Total Common Stocks 49,153,547
(cost $46,014,348)
Corporate Non-Convertible Bond 1.66%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.66%
Aris Gold Corp. 7.50 08/26/27 $ 843,546 847,764
(cost $843,462)
Warrants 0.03%
Exercise
Price
Exp.
Date Shares
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 8,174
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
0.38 04/08/22 558,280 0
Oil Companies - Exploration & Production 0.00%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 2,000
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 7,268
Total Warrants 17,442
(cost $0 )
Investments, at value 98.02% 50,018,753
(cost $46,857,810 )
Other assets and liabilities, net 1.98% 1,008,061
Net Assets 100.00% $ 51,026,814

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Common Stocks 92.11% Shares Value
Advanced Materials/Production 3.45%
Nano One Materials Corp.
*
275,000 $ 569,732
NanoXplore , Inc.
*
550,000 2,032,556
2,602,288
Agricultural Chemicals 4.51%
CF Industries Holdings, Inc. 10,000 1,030,600
Nutrien , Ltd. 10,000 1,033,636
The Mosaic Co. 20,000 1,330,000
3,394,236
Agricultural Operations 1.36%
Wide Open Agriculture, Ltd.
*
2,000,000 1,023,220
Auto Parts & Equipment 0.24%
SES AI Corp.
*
20,000 181,000
Building & Construction Products - Miscellaneous 0.41%
Louisiana-Pacific Corp. 5,000 310,600
Building Products - Wood 0.55%
Interfor Corp. 15,000 417,190
Chemicals - Diversified 0.05%
Base Carbon, Inc.
*
71,429 40,567
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Diamonds/Precious Stones 0.56%
Barksdale Resources Corp.
*
1,100,000 422,349
Distribution/Wholesale 0.59%
Fox River Resources Corp.
*
1,000,000 447,946
Diversified Minerals 8.57%
Arianne Phosphate, Inc.
*
1,750,000 895,892
Australian Strategic Materials, Ltd.
*
50,000 281,490
E3 Metals Corp.
*
375,000 716,914
Firefinch , Ltd.
*
1,119,403 866,204
First Helium, Inc.
*
750,000 455,945
Ion Energy, Ltd.
*
225,000 64,792
MP Materials Corp.
*
15,000 860,100
Niocan , Inc.
*
3,325,000 252,670
Niocan , Inc., 144A
#∆
362,069 27,514
Piedmont Lithium, Inc.
*
12,500 912,375
Salazar Resources, Ltd.
*
3,000,000 659,921

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
VR Resources, Ltd.
*
1,000,000 $ 251,970
Wolfden Resources Corp.
*
1,000,000 207,975
6,453,762
Energy - Alternate Sources 0.72%
Canadian Solar, Inc.
*
10,000 353,600
Pacific Green Energy Corp.
#*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
*
1,000,000 187,977
541,577
Enterprise Software/Services 2.74%
Abaxx Technologies, Inc.
*
1,000,000 1,495,820
Base Carbon Corp.
*
1,000,000 567,932
2,063,752
Food - Miscellaneous/Diversified 0.95%
Burcon NutraScience Corp.
*
750,000 713,914
Food - Wholesale/Distribution 0.08%
Organto Foods, Inc.
*
500,000 61,993
Forestry 0.74%
West Fraser Timber Co., Ltd. 6,750 555,377
Gold Mining 6.52%
Arena Minerals, Inc.
*
500,000 235,972
CopperBank Resources Corp.
*
2,500,000 1,719,794
Corona Minerals, Ltd.
#*@
5,000 0
EnviroGold Global, Ltd., 144A
#*∆
75,000 25,797
Royal Road Minerals, Ltd.
*
5,500,000 1,253,849
Sandstorm Gold, Ltd. 50,000 404,000
Seabridge Gold, Inc.
*
40,000 740,000
Silver Tiger Metals, Inc.
*
750,000 377,955
Western Atlas Resources, Inc.
*
3,000,000 155,981
4,913,348
Industrial Gases 1.31%
Air Liquide SA 2,000 349,888
Linde PLC 2,000 638,860
988,748
Machinery - Electric Utilities 0.96%
Bloom Energy Corp., Class A
*
30,000 724,500
Metal - Aluminum 2.39%
Alcoa Corp. 20,000 1,800,600

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 0.98%
Arizona Sonoran Copper Co., Inc.
*
100,000 $ 183,178
Excelsior Mining Corp.
*
150,000 45,595
Kutcho Copper Corp.
*
850,000 387,553
Surge Copper Corp.
*
500,000 117,986
734,312
Metal - Diversified 18.56%
Bell Copper Corp.
*
1,400,000 543,135
Centaurus Metals, Ltd.
*
1,500,000 1,531,402
Chakana Copper Corp.
*
896,994 150,677
Churchill Resources, Inc.
*
599,587 134,291
Electra Battery Materials Corp.
*
2,500,000 589,929
Filo Mining Corp.
*
350,000 5,366,956
Galway Metals, Inc.
*
500,000 247,970
GoviEx Uranium, Inc., 144A
#*∆
58,000 20,414
Ivanhoe Electric, Inc.
#*@
4,497 3,733
Ivanhoe Mines, Ltd.
*
500,000 4,663,440
Luminex Res Corp.
*
120,615 41,487
Nubian Resources, Ltd.
*
250,000 29,996
Orsu Metals Corp., 144A
#*∆
14,761 2,066
Palladium One Mining, Inc.
*
1,000,000 183,978
Silver X Mining Corp.
*
355,000 70,991
TMC the metals co, Inc.
*
100,000 259,000
Vox Royalty Corp.
*
50,000 141,983
13,981,448
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
0
Mining Services 3.18%
Capital, Ltd. 75,000 102,605
Cordoba Minerals Corp.
*
58,823 27,761
Defense Metals Corp.
*
1,500,000 347,958
Talon Metals Corp.
*
2,300,000 1,563,812
Trigon Metals, Inc.
*
1,069,000 350,590
2,392,726
Natural Resource Technology 0.16%
I-Pulse, Inc., 144A
#*@+∆
15,971 120,741
Non-Ferrous Metals 3.13%
Encore Energy Corp.
*
525,000 671,919
Flying Nickel Mining Corp.
*
300,000 141,583
InZinc Mining, Ltd.
*
2,000,000 103,988
NorZinc , Ltd.
*
5,000,000 159,981

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals (cont’d)
Nova Royalty Corp.
*
500,000 $ 1,279,846
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
2,357,317
Oil - Field Services 1.66%
Halliburton Co. 20,000 757,400
Schlumberger NV 12,000 495,720
1,253,120
Oil - US Royalty Trusts 6.01%
Black Stone Minerals LP 70,000 942,200
Deterra Royalties, Ltd. 125,000 450,083
Kimbell Royalty Partners LP 55,000 894,300
PrairieSky Royalty, Ltd. 15,000 207,455
Sabine Royalty Trust 25,000 1,443,750
Viper Energy Partners LP 20,000 591,400
4,529,188
Oil Companies - Exploration & Production 9.44%
Africa Energy Corp.
*
1,238,500 252,624
ConocoPhillips 10,000 1,000,000
Denbury, Inc.
*
10,000 785,700
EOG Resources, Inc. 12,000 1,430,760
Freehold Royalties, Ltd. 45,000 515,098
New Stratus Energy, Inc.
*
340,000 160,461
NG Energy International Corp., 144A
#*∆
200,000 263,968
Occidental Petroleum Corp. 25,000 1,418,500
Range Resources Corp.
*
30,000 911,400
Source Rock Royalties, Ltd. 500,000 371,955
7,110,466
Oil Companies - Integrated 3.83%
Equinor ASA, ADR 50,000 1,875,500
TotalEnergies SE, ADR 20,000 1,010,800
2,886,300
Oil Field Machinery & Equipment 0.27%
Imdex , Ltd. 100,000 202,514
Oil Refining & Marketing 1.76%
Phillips 66 6,500 561,535
Valero Energy Corp. 7,500 761,550
1,323,085
Pipelines 1.38%
Cheniere Energy, Inc. 7,500 1,039,875

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Common Stocks (cont’d) Shares Value
Platinum 0.27%
Clean Air Metals, Inc.
*
1,000,000 $ 199,976
Precious Metals 2.05%
Brixton Metals Corp.
*
2,000,000 295,965
Metalla Royalty & Streaming, Ltd.
*
125,000 891,893
Polarx , Ltd.
*
10,000,000 179,315
Polarx , Ltd.
*
10,000,000 179,315
1,546,488
Real Estate Operating/Development 0.71%
Infrastructure Ventures, Inc.
#*@+
4,700,000 0
Infrastructure Ventures, Inc.
#*@+
2,743,544 0
Revival Gold, Inc.
*
1,000,000 535,936
535,936
REITS - Diversified 1.52%
PotlatchDeltic Corp. REIT 10,000 527,300
Rayonier, Inc. REIT 15,000 616,800
1,144,100
Retail - Jewelry 0.50%
Mene , Inc.
*
750,000 377,955
Total Common Stocks 69,392,514
(cost $95,950,793)
Preferred Stock 1.06% Rate
Chemicals - Specialty 1.06%
5E Advanced Materials, Inc.
*
0.00% 425,000 801,430
(cost $646,157)
Corporate Non-Convertible Bond 1.38%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.38%
Aris Gold Corp. 7.50 08/26/27 $ 1,036,357 1,041,539
(cost $1,036,299)
Exchange Traded Funds 0.51% Shares
Breakwave Dry Bulk Shipping ETF
*
1,000 24,180
Direxion Hydrogen ETF 600 11,982
First Trust Global Wind Energy ETF 900 17,775
Global X Uranium ETF 400 10,464
Global X US Infrastructure Development ETF 1,500 42,420
Invesco DB Base Metals Fund ETF
*
1,000 25,840

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
Invesco MSCI Global Timber ETF 500 $ 17,662
Invesco Solar ETF
*
150 11,319
iShares U.S. Energy ETF 700 28,644
Teucrium Corn Fund ETF
*
3,500 95,060
U.S. Gasoline Fund LP ETF
*
400 22,276
VanEck Agribusiness ETF 400 41,816
VanEck Gold Miners ETF/USA 282 10,815
VanEck Steel ETF 400 27,136
Total Exchange Traded Funds 387,389
(cost $353,765)
Warrants 0.45%
Exercise
Price
Exp.
Date
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 0
Diversified Minerals 0.27%
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 207,175
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Niocan , Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 0
207,175
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 4,904
Gold Mining 0.00%
Revival Gold, Inc., 144A
#*@∆
0.90 04/04/22 80,000 0
Metal - Copper 0.00%
Excelsior Mining Corp.
*
1.25 08/22/22 150,000 900
Mining Services 0.12%
Aris Gold Corp.
*
2.75 07/29/25 370,889 89,003
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
#*@∆
1.00 11/29/23 150,000 0
Norzinc , Ltd., 144A
#*@∆
0.09 08/06/23 2,500,000 0
0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Oil Companies - Exploration & Production 0.05%
NG Energy International Corp., 144A
#*∆
$ 0.00 07/31/22 200,000 $ 7,999
Source Rock Royalties, Ltd.
*
1.25 03/01/24 350,000 30,796
38,795
Total Warrants 340,777
(cost $22,044 )
Investment Company 0.08% Shares Value
Aberdeen Standard Physical Palladium ETF Trust
*
300 62,670
(cost $66,496)
Publically Traded Partnerships 0.40%
Invesco DB Agriculture Fund ETF
*
4,200 91,896
Teucrium Soybean Fund ETF
*
4,000 106,840
Teucrium Sugar Fund ETF
*
5,000 48,250
Teucrium Wheat Fund ETF
*
3,500 34,510
U.S. Natural Gas Fund LP ETF
*
800 15,776
Total Publically Traded Partnerships 297,272
(cost $286,473)
Call Options Purchased 1.34%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 1.34%
Barrick Gold Corp. $ 18.00 01/23 $ 1,260,000 700 493,500
Newmont Corp. 55.00 01/23 1,100,000 200 512,500
1,006,000
Total Purchased Call Options 1,006,000
(premiums paid $382,137 )
Investments, at value 97.33% 73,329,591
(cost $98,744,164 )
Other assets and liabilities, net 2.67% 2,009,383
Net Assets 100.00% $ 75,338,974

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Common Stocks 94.33% Shares Value
Advanced Materials/Production 7.30%
Nano One Materials Corp.
*
3,100,000 $ 6,422,429
Sixth Wave Innovations, Inc.
*
750,000 98,988
6,521,417
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
574 326
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 1.29%
Barksdale Resources Corp.
*
3,000,000 1,151,862
Diversified Minerals 6.61%
Ascot Resources, Ltd., 144A
#*∆
6,412 5,437
Calibre Mining Corp.
*
500,000 595,928
Chesser Resources, Ltd.
*
3,000,000 258,451
Desert Gold Ventures, Inc.
*
750,000 71,991
E79 Resources Corp.
*
2,000,000 719,914
Erdene Resource Development Corp.
*
300,000 117,586
Gossan Resources, Ltd.
*
250,000 33,996
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 159,981
Kootenay Resources, Inc.
#*@
40,000 1,600
Lithoquest Resources, Inc.
*
2,150,000 249,370
Mako Mining Corp.
*
1,000,000 315,962
Max Resource Corp.
*
2,000,000 895,892
Minaurum Gold, Inc.
*
1,000,000 287,965
Musgrave Minerals, Ltd.
*
1,500,000 370,456
NGEX Minerals, Ltd.
*
100,000 243,971
Nomad Royalty Co., Ltd. 50,000 365,956
St. Anthony Gold Corp.
*
1,092,105 54,599
St. Anthony Gold Corp., 144A
#∆
875,000 43,745
VR Resources, Ltd.
*
1,500,000 377,955
Waraba Gold, Ltd.
*
2,155,000 241,331
Waraba Gold, Ltd., 144A
#∆
655,000 73,351
Wolfden Resources Corp.
*
2,000,000 415,950
5,901,387
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
8,039 12,025
Financial Services 0.01%
Tokens.com Corp., 144A
#*∆
11,123 8,008
Gold Mineral Exploration & Development 0.29%
Western Exploration, Inc.
*
240,000 254,369

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining 37.58%
Adamera Minerals Corp.
*
5,373,000 $ 300,852
Adamera Minerals Corp., 144A
#∆
119,543 6,694
African Gold Group, Inc.
*
1,000,000 99,988
Allegiant Gold, Ltd.
*
1,250,000 414,950
Alpha Exploration, Ltd.
*
150,000 99,588
Amilot Capital, Inc., 144A
#*∆
410,000 11,479
Angold Resources, Ltd.
*
500,000 51,994
Aris Gold Corp.
*
425,000 577,931
Asante Gold Corp.
*
1,675,000 2,532,296
Awale Resources, Ltd.
*
1,250,000 219,974
Banyan Gold Corp.
*
1,000,000 391,953
Black Dragon Gold Corp.
*
2,500,000 129,808
Cabral Gold, Inc.
*
500,000 169,980
Compass Gold Corp.
*
2,000,000 311,963
Condor Gold PLC
*
575,000 252,970
Contact Gold Corp.
*
5,000,000 199,976
CopperBank Resources Corp.
*
4,000,000 2,751,670
CopperBank Resources Corp., 144A
#*∆
43,500 29,924
Corona Minerals, Ltd.
#*@
81,250 0
Felix Gold, Ltd.
*
1,500,000 202,041
Freegold Ventures, Ltd.
*
200,000 79,990
Gold Bull Resources Corp.
*
1,000,000 127,985
Goldshore Resources, Inc.
*
600,000 230,372
Heliostar Metals, Ltd.
*
1,200,000 431,948
HighGold Mining, Inc.
*
500,000 411,951
K92 Mining, Inc.
*
1,150,000 8,407,791
Karus Gold Corp.
#*@
375,000 164,980
Kesselrun Resources, Ltd.
*~
5,000,000 379,954
Kore Mining, Ltd.
*
500,000 141,983
Lion One Metals, Ltd.
*
500,000 475,943
Loncor Gold, Inc.
*
2,000,000 959,885
Maple Gold Mines, Ltd.
*
1,000,000 263,968
Maritime Resources Corp.
*
1,000,000 91,989
Mawson Gold, Ltd.
*
625,000 69,992
McEwen Mining, Inc.
*
134,764 113,188
Montage Gold Corp.
*
250,000 187,977
North Stawell Minerals, Ltd.
*
700,000 150,436
NV Gold Corp.
*
1,000,000 97,988
Omai Gold Mines Corp.
*
3,000,000 275,967
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Radisson Mining Resources, Inc.
*
7,000,000 1,063,872
Radius Gold, Inc., 144A
#*∆
125,000 33,996
Red Pine Exploration, Inc.
*
500,000 171,979
Reunion Gold Corp.
*
5,000,000 1,339,839
Roscan Gold Corp.
*
1,500,000 449,946
Royal Road Minerals, Ltd.
*
1,500,000 341,959
Scottie Resources Corp.
*
1,750,000 321,961

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 $ 0
Signature Resources, Ltd.
*
2,000,000 151,982
Silver Tiger Metals, Inc.
*
1,000,000 503,940
Skeena Resources, Ltd.
*
100,000 1,112,666
Southern Gold, Ltd.
*
10,000,000 411,707
Strikepoint Gold, Inc.
*
2,750,000 175,979
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Thesis Gold, Inc.
*
500,000 843,899
Tietto Minerals, Ltd.
*
1,200,000 467,580
Trillium Gold Mines, Inc.
*
250,000 101,988
TriStar Gold, Inc.
*~
28,750,000 4,254,489
33,568,100
Metal - Copper 1.10%
Arizona Sonoran Copper Co., Inc.
*
100,000 183,178
Meridian Mining UK Societas
*
500,000 375,955
Sun Summit Minerals Corp.
*
1,250,000 399,952
Vizsla Copper Corp.
*
166,666 22,664
981,749
Metal - Diversified 10.20%
Amex Exploration, Inc.
*
500,000 1,183,858
Argent Minerals, Ltd.
*
20,000,000 433,416
Aurion Resources, Ltd.
*
750,000 599,928
Auteco Minerals, Ltd.
*
12,500,000 731,108
Blackwolf Copper and Gold, Ltd.
*
1,000,000 495,940
Cartier Resources, Inc.
*
750,000 83,990
Chakana Copper Corp.
*
2,626,506 441,200
De Grey Mining, Ltd.
*
250,000 217,466
Genesis Metals Corp., 144A
#*∆
583,400 56,000
Ivanhoe Mines, Ltd.
*
400,000 3,730,752
Kaizen Discovery, Inc.
*
800,000 207,975
Luminex Res Corp.
*
150,000 51,594
New Age Metals, Inc., 144A
#*∆
143,518 12,054
Nubian Resources, Ltd.
*
500,000 59,993
Orex Minerals, Inc.
*
7,000,000 447,946
Orsu Metals Corp., 144A
#*∆
186,922 26,166
Rockcliff Metals Corp., 144A
#*∆
873,333 45,408
RTG Mining, Inc.
*
3,000,000 219,522
Sirios Resources, Inc.
*
1,000,000 67,992
9,112,308
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Mining Services 0.96%
Cordoba Minerals Corp.
*
58,823 $ 27,761
Orexplore Technologies, Ltd.
*
267,284 24,001
Summa Silver Corp.
*
800,000 806,303
858,065
Non-Ferrous Metals 0.63%
InZinc Mining, Ltd.
*
2,000,000 103,988
ValOre Metals Corp.
*
1,000,000 455,945
559,933
Oil & Gas Drilling 0.59%
DDH1, Ltd. 679,166 528,242
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Oil Field Machinery & Equipment 0.28%
Imdex , Ltd. 125,000 253,142
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 2,513
Platinum 0.92%
Clean Air Metals, Inc.
*
2,500,000 499,940
Platinum Group Metals, Ltd.
*
150,000 323,961
823,901
Precious Metals 20.31%
Amani Gold, Ltd.
*
54,500,000 81,565
Arizona Metals Corp.
*
1,000,000 5,239,371
Barsele Minerals Corp.
*~
7,500,000 2,684,678
Brixton Metals Corp.
*
3,000,000 443,947
Canex Metals, Inc.
*
3,250,000 311,963
Capitan Mining, Inc.
*
750,000 305,963
Denarius Metals Corp.
*
750,000 299,964
Dolly Varden Silver Corp.
*
3,750,000 2,459,705
E2 Metals, Ltd.
*
1,000,000 177,248
GFG Resources, Inc.
*
5,000,000 759,909
Gold Terra Resource Corp.
*
2,500,000 419,950
Gold79 Mines, Ltd.
*
5,250,000 293,965
Group Ten Metals, Inc.
*
2,000,000 663,920
Imperial Mining Group, Ltd.
*
500,000 53,993
Liberty Gold Corp.
*
500,000 371,955
MacDonald Mines Exploration, Ltd.
*
3,000,000 71,991
Magna Gold Corp.
*
1,500,000 851,898
Millennial Precious Metals Corp.
*
1,000,000 423,949
Olive Resource Capital, Inc.
*~
4,000,000 207,975

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Paramount Gold Nevada Corp.
*
170,000 $ 110,704
Polarx , Ltd.
*
37,463,888 671,784
Silver Viper Minerals Corp.
*
2,500,000 789,905
Visionary Gold Corp.
*
1,500,000 77,991
Xali Gold Corp., 144A
#*∆
4,875,000 370,455
18,144,748
Real Estate Operating/Development 1.43%
Fremont Gold, Ltd.
*
4,000,000 79,991
Mammoth Resources Corp.
*~
5,500,000 340,959
Revival Gold, Inc.
*
1,600,000 857,497
1,278,447
Retail - Jewelry 1.18%
Mene , Inc.
*
2,100,000 1,058,273
Silver Mining 3.64%
Aya Gold & Silver, Inc.
*
100,000 713,514
FireFox Gold Corp.
*
500,000 75,991
Kootenay Silver, Inc.
*
1,000,000 139,983
Metallic Minerals Corp.
*
1,000,000 351,958
Southern Silver Exploration Corp.
*
1,750,000 461,944
Vizsla Silver Corp.
*
750,000 1,511,819
3,255,209
Total Common Stocks 84,274,024
(cost $92,340,467)
Corporate Non-Convertible Bond 1.19%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.19%
Aris Gold Corp. 7.50 08/26/27 $ 1,060,458 1,065,760
(cost $1,060,458)
Exchange Traded Fund 0.08% Shares
VanEck Gold Miners ETF/USA 1,889 72,443
(cost $65,095)
Subscription Receipt 0.21%
Gold Mineral Exploration & Development 0.21%
Sanu Gold Corp., 144A
#*@∆
700,000 184,778
(cost $182,623)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Warrants 0.32%
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.01%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 $ 0
Kesselrun Resources, Ltd., 144A
#*@~∆
0.23 12/08/23 1,250,000 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 3,648
Waraba Gold, Ltd., 144A
#*@∆
0.30 05/07/22 1,500,000 0
3,648
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
0.50 12/31/49 600,000 0
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
0
Gold Mining 0.00%
Contact Gold Corp., 144A
#*@∆
0.27 09/29/22 500,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
0
Metal - Copper 0.03%
Sun Summit Minerals Corp., 144A
#*@∆
0.34 07/22/23 600,000 28,797
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0
28,797
Metal - Diversified 0.03%
Novo Resources Corp.
*
4.40 08/27/23 112,500 22,497
Metals & Mining 0.00%
St. Anthony Gold Corp., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.14%
Aris Gold Corp.
*
2.75 07/29/25 520,000 124,785
Non-Ferrous Metals 0.05%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 43,995

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.06%
FireFox Gold Corp., 144A
#*@∆
$ 0.27 10/27/22 125,000 $ 0
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 55,993
55,993
Total Warrants 279,715
(cost $362,612 )
Call Options Purchased 1.71%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.71%
Barrick Gold Corp. $ 18.00 01/23 $ 1,935,000 1,075 757,875
Newmont Corp. 55.00 01/23 1,650,000 300 768,750
1,526,625
Total Purchased Call Options 1,526,625
(premiums paid $581,848 )
Investments, at value 97.84% 87,403,345
(cost $94,593,103 )
Other assets and liabilities, net 2.16% 1,933,780
Net Assets 100.00% $ 89,337,125

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Gold and Precious Metals Fund
Common Stocks 88.46% Shares Value
Advanced Materials/Production 0.10%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 158,381
Auto Parts & Equipment 0.24%
SES AI Corp.
*
40,000 362,000
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
7,786 4,422
Diversified Minerals 6.71%
Alkane Resources, Ltd.
*
1,000,000 858,257
Australian Strategic Materials, Ltd.
*
250,000 1,407,448
Caledonia Mining Corp. PLC 25,000 380,250
Calibre Mining Corp.
*
1,250,000 1,489,821
Firefinch , Ltd.
*
5,611,941 4,342,571
Mako Mining Corp.
*
3,500,000 1,105,867
Nomad Royalty Co., Ltd. 100,000 731,912
10,316,126
Enterprise Software/Services 0.11%
Abaxx Technologies, Inc.
*
109,000 163,044
Gold Mining 45.38%
Anaconda Mining, Inc.
*
2,000,000 1,119,866
Argonaut Gold, Inc.
*
500,000 979,882
Aris Gold Corp.
*
400,000 543,935
Bonterra Resources, Inc.
*
300,000 275,967
Centerra Gold, Inc. 175,000 1,720,393
Eldorado Gold Corp.
*
125,000 1,401,250
Franco-Nevada Corp. 10,000 1,595,200
GCM Mining Corp. 300,000 1,401,432
GoGold Resources, Inc.
*
1,675,000 3,925,729
Gold Fields, Ltd., ADR 125,000 1,932,500
Harmony Gold Mining Co., Ltd., ADR 500,000 2,515,000
i-80 Gold Corp.
*
600,000 1,651,002
K92 Mining, Inc.
*
2,750,000 20,105,587
Maverix Metals, Inc. 600,000 2,874,855
Mineros SA 3,230,000 2,971,243
Newmont Corp. 25,000 1,986,250
Northern Star Resources, Ltd. 100,000 806,770
Pantoro , Ltd.
*
8,000,000 1,679,144
Perseus Mining, Ltd. 530,000 778,539
Petropavlovsk PLC
*
4,886,855 255,815
Royal Gold, Inc. 17,500 2,472,400
Sandstorm Gold, Ltd. 100,000 808,000
Superior Gold, Inc.
*
3,500,000 2,603,688
Torex Gold Resources, Inc.
*
115,000 1,444,227
Wesdome Gold Mines, Ltd.
*
825,000 10,354,157

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Yamana Gold, Inc. 275,000 $ 1,534,500
69,737,331
Metal - Diversified 4.94%
Aclara Resources, Inc.
*
137,400 80,232
Filo Mining Corp.
*
50,000 766,708
Ivanhoe Mines, Ltd.
*
200,000 1,865,376
Silver X Mining Corp.
*
5,250,000 1,049,874
Vox Royalty Corp.
*
1,350,000 3,833,540
7,595,730
Mining Services 1.28%
Capital, Ltd. 600,000 820,838
Empress Royalty Corp.
*
1,250,000 284,966
Orexplore Technologies, Ltd.
*
1,007,351 90,456
Star Royalties, Ltd.
*
2,000,000 767,908
1,964,168
Oil & Gas Drilling 2.56%
DDH1, Ltd. 5,049,909 3,927,716
Oil Field Machinery & Equipment 0.95%
Imdex , Ltd. 725,000 1,468,224
Platinum 3.50%
Impala Platinum Holdings, Ltd. 350,000 5,387,307
Precious Metals 10.44%
EMX Royalty Corp.
*
1,000,000 2,159,741
Magna Gold Corp.
*
1,040,000 590,649
Metalla Royalty & Streaming, Ltd.
*
300,000 2,140,543
Metalla Royalty & Streaming, Ltd.
*
50,000 353,500
Sailfish Royalty Corp. 310,000 366,996
SSR Mining, Inc. 200,000 4,350,000
Triple Flag Precious Metals Corp. 175,000 2,521,097
Wheaton Precious Metals Corp. 75,000 3,568,500
16,051,026
Real Estate Operating/Development 1.26%
Emerald Resources NL
*
2,250,000 1,932,198
Retail - Jewelry 2.20%
Mene , Inc.
*
1,000,000 503,940
Mene , Inc., 144A
#∆
5,714,285 2,879,654
3,383,594

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining 8.79%
Andean Precious Metals Corp.
*
1,000,000 $ 1,327,840
Aya Gold & Silver, Inc.
*
1,000,000 7,135,144
Fortuna Silver Mines, Inc.
*
500,000 1,899,772
Hochschild Mining PLC 500,000 839,426
Santacruz Silver Mining, Ltd.
*
4,000,000 1,583,810
Silvercorp Metals, Inc. 200,000 724,000
13,509,992
Total Common Stocks 135,961,259
(cost $84,631,473)
Corporate Non-Convertible Bonds 2.70%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 2.70%
Aris Gold Corp. 7.50 08/26/27 4,122,221 4,142,833
Total Corporate Non-Convertible Bonds 4,142,833
(cost $4,607,959)
Exchange Traded Funds 0.14% Shares
abrdn Platinum ETF Trust
*
1,155 105,983
VanEck Gold Miners ETF/USA 2,829 108,492
Total Exchange Traded Funds 214,475
(cost $202,424)
Warrants 0.21%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.01%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 13,078
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.20%
Aris Gold Corp.
*
$ 2.75 07/29/25 1,274,000 $ 305,723
Empress Royalty Corp.
*
0.75 03/25/23 625,000 12,499
318,222
Total Warrants 331,300
(cost $0 )
Call Options Purchased 3.23%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 3.23%
Barrick Gold Corp. $ 18.00 01/23 $ 3,825,000 2,125 1,498,125
Newmont Corp. 55.00 01/23 7,425,000 1,350 3,459,375
4,957,500
Total Purchased Call Options 4,957,500
(premiums paid $1,981,818 )
Investments, at value 94.74% 145,607,367
(cost $91,423,674 )
Other assets and liabilities, net 5.26% 8,082,294
Net Assets 100.00% $ 153,689,661

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Emerging Europe Fund
Common Stocks 91.31% Shares Value
Apparel Manufacturers 1.39%
Burberry Group PLC 2,000 $ 43,659
Christian Dior SE 200 135,718
179,377
Automotive - Cars & Light Trucks 6.00%
Bayerische Motoren Werke AG 1,550 133,947
Ford Otomotiv Sanayi AS 20,200 410,625
Mercedes-Benz Group AG 1,900 133,360
Volkswagen AG 400 98,808
776,740
Cellular Telecommunication 1.85%
Turkcell Iletisim Hizmetleri AS 156,000 239,560
Chemicals - Diversified 1.77%
Covestro AG, 144A
∆
4,550 229,117
Commercial Banks Non-US 19.03%
Alpha Services and Holdings SA
*
119,000 146,090
Banca Transilvania SA 392,000 213,462
Bank Polska Kasa Opieki SA 20,000 534,601
Eurobank Ergasias Services and Holdings SA
*
132,000 154,427
Komercni Banka AS 8,000 309,711
OTP Bank Nyrt
*
17,200 623,982
Powszechna Kasa Oszczednosci Bank Polski SA
*
51,000 480,552
2,462,825
Dialysis Centers 0.39%
Fresenius Medical Care AG & Co. KGaA 750 50,258
Diversified Operations 3.32%
KOC Holding AS 159,000 429,689
Electric - Distribution 1.39%
AB Ignitis Grupe , GDR, 144A
∆
7,500 147,270
Enea SA
*
15,000 32,695
179,965
Electric - Generation 5.03%
CEZ AS 9,500 398,460
Engie SA 9,000 118,323
RWE AG 3,100 134,982
651,765
Electric - Integrated 4.33%
PGE Polska Grupa Energetyczna SA
*
175,000 376,928
Public Power Corp. SA
*
22,000 184,190
561,118

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Finance - Other Services 0.86%
KRUK SA 1,500 $ 110,999
Food - Retail 1.26%
BIM Birlesik Magazalar AS 6,000 34,597
Koninklijke Ahold Delhaize NV, ADR 4,000 128,840
163,437
Gambling (Non-Hotel) 0.51%
OPAP SA 4,500 65,503
Medical Instruments 1.08%
Getinge AB, Class B 3,500 139,436
Metal - Diversified 6.30%
KGHM Polska Miedz SA 18,700 759,442
Orsu Metals Corp., 144A
#*∆
402,500 56,343
815,785
Metal Processors & Fabricate 1.01%
Aurubis AG 1,100 130,946
Multi-line Insurance 1.10%
Allianz SE 598 142,807
Oil Companies - Integrated 7.35%
Gazprom Neft PJSC
#@
5,000 9,478
MOL Hungarian Oil & Gas PLC 47,500 417,353
OMV Petrom SA 1,565,000 163,937
Polskie Gornictwo Naftowe i Gazownictwo SA 245,000 360,168
950,936
Oil Refining & Marketing 6.12%
Polski Koncern Naftowy ORLEN SA 34,000 610,146
Turkiye Petrol Rafinerileri AS
*
12,500 182,316
792,462
Property/Casualty Insurance 6.00%
Powszechny Zaklad Ubezpieczen SA 97,000 776,502
Retail - Apparel/Shoe 2.06%
CCC SA
*
19,000 266,398
Retail - Jewelry 0.39%
Cie Financiere Richemont SA 400 50,702
Retail - Regional Dept Store 1.64%
Pepco Group NV
*
20,000 212,213

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Retail - Restaurants 0.48%
AmRest Holdings SE
*
13,000 $ 62,098
Steel - Producers 2.72%
Eregli Demir ve Celik Fabrikalari TAS 160,500 351,855
Telecom Services 1.03%
Orange Polska SA
*
71,000 132,970
Telephone - Integrated 3.70%
Hellenic Telecommunications Organization SA 26,500 479,176
Television 1.88%
Cyfrowy Polsat SA 37,000 243,600
Transportation - Marine 1.32%
AP Moller - Maersk A/S, Class A 58 171,239
Total Common Stocks 11,819,478
(cost $12,563,133)
Corporate Non-Convertible Bond 3.74%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 3.74%
Aris Gold Corp. 7.50 08/26/27 $ 482,026 484,437
(cost $482,026)
Exchange Traded Funds 3.57% Shares
Global X MSCI Greece ETF 10,000 265,900
iShares MSCI Poland ETF 10,300 195,803
Total Exchange Traded Funds 461,703
(cost $465,035)
Warrant 0.18%
Exercise
Price
Exp.
Date
Mining Services 0.18%
Aris Gold Corp.
*
$ 2.75 07/29/25 100,000 23,997
(cost $0 )
Call Option Purchased 0.01%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Country Fund-Russia 0.01%
VanEck Russia ETF
#
$ 16.00 01/23 $ 1,600,000 1,000 1,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
Emerging Europe Fund
(premiums paid $346,974 )
Investments, at value 98.81% $ 12,790,615
(cost $13,857,168 )
Other assets and liabilities, net 1.19% 153,706
Net Assets 100.00% $ 12,944,321

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
China Region Fund
Common Stocks 87.42% Shares Value
Automotive - Cars & Light Trucks 5.34%
BAIC Motor Corp., Ltd. 497,000 $ 165,611
Yadea Group Holdings, Ltd. 163,000 249,693
415,304
Automotive - Medium & Heavy Duty Trucks 3.58%
Sinotruk Hong Kong, Ltd. 183,000 277,929
Chemicals - Diversified 1.77%
China Risun Group, Ltd. 260,000 137,269
Chemicals - Specialty 2.33%
Daqo New Energy Corp., ADR
*
4,375 180,775
Circuit Boards 4.28%
Unimicron Technology Corp. 39,000 332,414
Dental Supplies & Equipment 0.76%
Dentium Co., Ltd. 1,000 58,905
Diversified Minerals 4.40%
China Hongqiao Group, Ltd. 260,217 341,860
E-Commerce/Products 0.88%
Alibaba Group Holding, Ltd., ADR
*
630 68,544
Electronic Components - Semiconductors 5.88%
SK Hynix, Inc. 4,750 456,946
Food - Dairy Products 2.72%
China Feihe , Ltd. 215,000 211,676
Funeral Services & Related Items 0.28%
Fu Shou Yuan International Group, Ltd. 30,000 22,033
Gas - Distribution 4.71%
ENN Energy Holdings, Ltd. 24,500 365,930
Internet Content - Info 2.26%
Meituan , Class B
*
3,724 70,547
Tencent Holdings, Ltd., ADR 2,265 105,142
175,689
Internet Content - Info/Ne 0.09%
Medlive Technology Co., Ltd.
*
7,000 6,986
Machinery - General Industrial 2.65%
Haitian International Holdings, Ltd. 80,000 206,290

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
China Region Fund
Common Stocks (cont’d) Shares Value
Medical Products 0.44%
Angelalign Technology, Inc.
*
2,000 $ 34,101
Miscellaneous Manufacturing 3.46%
China International Marine Containers Group Co., Ltd. 165,000 268,549
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Real Estate Management/Services 2.85%
A-Living Smart City Services Co., Ltd. 54,000 74,762
CIFI Ever Sunshine Services Group, Ltd. 110,000 146,635
221,397
Retail - Apparel/Shoe 10.07%
ANTA Sports Products, Ltd. 33,000 409,365
Li Ning Co., Ltd. 44,000 373,620
782,985
Retail - Automobile 7.04%
China Meidong Auto Holdings, Ltd. 15,000 57,007
China Yongda Automobiles Services Holdings, Ltd. 122,000 131,805
Zhongsheng Group Holdings, Ltd. 51,000 358,593
547,405
Retail - Jewelry 5.23%
Chow Tai Fook Jewellery Group, Ltd. 225,000 406,375
Retail - Restaurants 0.99%
Haidilao International Holding, Ltd. 40,000 76,962
Schools 0.19%
China Yuhua Education Corp., Ltd. 66,000 14,805
Semiconductor Components - Integrated Circuit 3.68%
Nanya Technology Corp. 120,000 286,258
Tobacco 2.92%
Smoore International Holdings, Ltd. 97,000 227,250
Transportation - Marine 8.62%
COSCO SHIPPING Holdings Co., Ltd.
*
220,000 378,256
SITC International Holdings Co., Ltd. 83,500 291,975
670,231
Total Common Stocks 6,794,868
(cost $8,511,235)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2022
China Region Fund
Corporate Non-Convertible Bond 3.30%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 3.30%
Aris Gold Corp. 7.50 08/26/27 $ 255,474 $ 256,751
(cost $255,449)
Exchange Traded Fund 0.29% Shares
Direxion Daily FTSE China Bear 3X Shares ETF
*
1,350 22,100
(cost $20,940)
Warrant 0.16%
Exercise
Price
Exp.
Date
Mining Services 0.16%
Aris Gold Corp.
*
$ 2.75 07/29/25 52,000 12,478
(cost $0 )
Investments, at value 91.17% 7,086,197
(cost $8,787,624 )
Other assets and liabilities, net 8.83% 686,494
Net Assets 100.00% $ 7,772,691

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2022.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of March 31, 2022.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at March 31, 2022, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2022, were 0.00% of Global Luxury Goods Fund, 0.44% of Global
Resources Fund, 0.54% of World Precious Minerals Fund, 0.00% of Gold And Precious Metals
Fund, 0.07% of Emerging Europe Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2022 amounted to
$67,992, 0.13%, of Global Luxury Goods Fund, $675,674, 0.90%, of Global Resources Fund,
$1,038,793, 1.17%, of World Precious Minerals Fund, $2,879,654, 1.87%, of Gold And
Precious Metals Fund, $432,730, 3.34%, of Emerging Europe Fund and $0, 0.00%, of China
Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

The following table summarizes the valuation of each Fund’s securities as of March 31, 2022, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 30,734,883 $ – $ 30,734,883
Exchange Traded Fund 1,777,800 – – 1,777,800
Investments, at Value $ 1,777,800 $ 30,734,883 $ – $ 32,512,683
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 25,456,349 $ – $ 25,456,349
Exchange Traded Funds 3,280,485 – – 3,280,485
Investments, at Value $ 3,280,485 $ 25,456,349 $ – $ 28,736,834
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 2,193,387 $ 3,352,134 $ – $ 5,545,521
Athletic Footwear – 893,189 – 893,189
Automotive - Cars & Light
Trucks 9,644,744 2,741,250 – 12,385,994
Beverages - Wine/Spirits – 1,702,008 – 1,702,008
Computers 2,479,462 – – 2,479,462
Cosmetics & Toiletries 2,078,891 – – 2,078,891
Cruise Lines 2,281,556 – – 2,281,556
Diversified Banking
Institution 1,426,420 – – 1,426,420
E-Commerce/Products 2,444,962 – – 2,444,962
Energy - Alternate Sources – – 0 0
Finance - Credit Card 2,412,300 – – 2,412,300

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Finance - Mortgage Loan/
Banker $ 11,164 $ – $ – $ 11,164
Gold Mining 1,821,813 – – 1,821,813
Hotels & Motels 2,214,927 – – 2,214,927
Investment Management/
Advisory Services – 868,418 – 868,418
Metal - Diversified 616,918 – – 616,918
Oil Companies - Exploration
& Production 65,992 – – 65,992
Platinum 486,900 – – 486,900
Precious Metals 904,020 – – 904,020
Private Equity 3,565,910 – – 3,565,910
Real Estate Operating/
Development – – 0 0
Retail - Jewelry – 3,856,994 – 3,856,994
Retail - Restaurants 500,335 – – 500,335
Textile - Apparel 589,853 – – 589,853
Corporate Non-Convertible Bond – 847,764 – 847,764
Warrants
Enterprise Software/
Services – 8,174 – 8,174
Finance - Mortgage Loan/
Banker – 0 – 0
Oil Companies - Exploration
& Production 2,000 – – 2,000
Retail - Jewelry – 7,268 – 7,268
Investments, at Value 35,741,554 14,277,199 0 50,018,753
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,602,288 $ – $ – $ 2,602,288
Agricultural Chemicals 3,394,236 – – 3,394,236
Agricultural Operations – 1,023,220 – 1,023,220
Auto Parts & Equipment 181,000 – – 181,000

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Building & Construction
Products - Miscellaneous $ 310,600 $ – $ – $ 310,600
Building Products - Wood 417,190 – – 417,190
Chemicals - Diversified 40,567 – – 40,567
Coal – – 0 0
Diamonds/Precious Stones 422,349 – – 422,349
Distribution/Wholesale 447,946 – – 447,946
Diversified Minerals 5,306,068 1,147,694 – 6,453,762
Energy - Alternate Sources 541,577 – 0 541,577
Enterprise Software/
Services 567,932 1,495,820 – 2,063,752
Food - Miscellaneous/
Diversified 713,914 – – 713,914
Food - Wholesale/
Distribution 61,993 – – 61,993
Forestry 555,377 – – 555,377
Gold Mining 3,193,554 1,719,794 0 4,913,348
Industrial Gases 638,860 349,888 – 988,748
Machinery - Electric Utilities 724,500 – – 724,500
Metal - Aluminum 1,800,600 – – 1,800,600
Metal - Copper 734,312 – – 734,312
Metal - Diversified 12,446,313 1,531,402 3,733 13,981,448
Metal - Iron – – 0 0
Mining Services 2,290,121 102,605 – 2,392,726
Natural Resource
Technology – – 120,741 120,741
Non-Ferrous Metals 2,357,317 – 0 2,357,317
Oil - Field Services 1,253,120 – – 1,253,120
Oil - US Royalty Trusts 4,079,105 450,083 – 4,529,188
Oil Companies - Exploration
& Production 7,110,466 – – 7,110,466
Oil Companies - Integrated 2,886,300 – – 2,886,300
Oil Field Machinery &
Equipment – 202,514 – 202,514
Oil Refining & Marketing 1,323,085 – – 1,323,085
Pipelines 1,039,875 – – 1,039,875
Platinum 199,976 – – 199,976
Precious Metals 1,187,858 358,630 – 1,546,488
Real Estate Operating/
Development 535,936 – 0 535,936
REITS - Diversified 1,144,100 – – 1,144,100
Retail - Jewelry 377,955 – – 377,955
Preferred Stock
Chemicals - Specialty 801,430 – – 801,430

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Corporate Non-Convertible Bond $ – $ 1,041,539 $ – $ 1,041,539
Exchange Traded Funds 387,389 – – 387,389
Warrants
Advanced Materials/
Production – 0 – 0
Diversified Minerals – 207,175 – 207,175
Enterprise Software/
Services 4,904 – – 4,904
Gold Mining – 0 – 0
Metal - Copper 900 – – 900
Mining Services 89,003 – – 89,003
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 38,795 – – 38,795
Investment Company 62,670 – – 62,670
Publically Traded Partnerships 297,272 – – 297,272
Purchased Call Options 1,006,000 – – 1,006,000
Investments, at Value 63,574,753 9,630,364 124,474 73,329,591
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 6,422,429 $ 98,988 $ – $ 6,521,417
Chemicals - Diversified 326 – – 326
Coal – – 0 0
Diamonds/Precious Stones 1,151,862 – – 1,151,862
Diversified Minerals 4,137,940 1,761,847 1,600 5,901,387
Enterprise Software/
Services – 12,025 – 12,025
Financial Services – 8,008 – 8,008
Gold Mineral Exploration &
Development 254,369 – – 254,369
Gold Mining 26,929,699 6,473,421 164,980 33,568,100
Metal - Copper 981,749 – – 981,749
Metal - Diversified 7,465,388 1,646,920 – 9,112,308
Metal - Iron – – 0 0

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Mining Services $ 51,762 $ 806,303 $ – $ 858,065
Non-Ferrous Metals 559,933 – – 559,933
Oil & Gas Drilling – 528,242 – 528,242
Oil Companies - Exploration
& Production – – 0 0
Oil Field Machinery &
Equipment – 253,142 – 253,142
Optical Recognition
Equipment 2,513 – – 2,513
Platinum 823,901 – – 823,901
Precious Metals 17,295,716 849,032 – 18,144,748
Real Estate Operating/
Development 1,278,447 – – 1,278,447
Retail - Jewelry 1,058,273 – – 1,058,273
Silver Mining 3,255,209 – – 3,255,209
Corporate Non-Convertible Bond – 1,065,760 – 1,065,760
Exchange Traded Fund 72,443 – – 72,443
Subscription Receipt – – 184,778 184,778
Warrants
Diversified Minerals 3,648 0 – 3,648
Gold Mineral Exploration &
Development – 0 0 0
Gold Mining – 0 – 0
Metal - Copper – 28,797 – 28,797
Metal - Diversified 22,497 – – 22,497
Metals & Mining – 0 – 0
Mining Services 124,785 – – 124,785
Non-Ferrous Metals – 43,995 – 43,995
Silver Mining – 55,993 – 55,993
Purchased Call Options 1,526,625 – – 1,526,625
Investments, at Value 73,419,514 13,632,473 351,358 87,403,345

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ – $ 158,381 $ – $ 158,381
Auto Parts & Equipment 362,000 – – 362,000
Chemicals - Diversified 4,422 – – 4,422
Diversified Minerals 4,566,107 5,750,019 – 10,316,126
Enterprise Software/
Services – 163,044 – 163,044
Gold Mining 68,702,977 1,034,354 – 69,737,331
Metal - Diversified 7,595,730 – – 7,595,730
Mining Services 1,143,330 820,838 – 1,964,168
Oil & Gas Drilling – 3,927,716 – 3,927,716
Oil Field Machinery &
Equipment 1,468,224 – – 1,468,224
Platinum – 5,387,307 – 5,387,307
Precious Metals 16,051,026 – – 16,051,026
Real Estate Operating/
Development 1,932,198 – – 1,932,198
Retail - Jewelry 3,383,594 – – 3,383,594
Silver Mining 12,670,566 839,426 – 13,509,992
Corporate Non-Convertible
Bonds – 4,142,833 0 4,142,833
Exchange Traded Funds 214,475 – – 214,475
Warrants
Enterprise Software/
Services – 13,078 – 13,078
Metal - Diversified – 0 – 0
Mining Services 318,222 – – 318,222
Purchased Call Options 4,957,500 – – 4,957,500
Investments, at Value $ 123,370,371 $ 22,236,996 $ – $ 145,607,367

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ – $ 179,377 $ – $ 179,377
Automotive - Cars & Light
Trucks – 776,740 – 776,740
Cellular Telecommunication – 239,560 – 239,560
Chemicals - Diversified – 229,117 – 229,117
Commercial Banks Non-US – 2,462,825 – 2,462,825
Dialysis Centers – 50,258 – 50,258
Diversified Operations – 429,689 – 429,689
Electric - Distribution 147,270 32,695 – 179,965
Electric - Generation – 651,765 – 651,765
Electric - Integrated – 561,118 – 561,118
Finance - Other Services – 110,999 – 110,999
Food - Retail 128,840 34,597 – 163,437
Gambling (Non-Hotel) – 65,503 – 65,503
Medical Instruments – 139,436 – 139,436
Metal - Diversified 56,343 759,442 – 815,785
Metal Processors &
Fabricate – 130,946 – 130,946
Multi-line Insurance – 142,807 – 142,807
Oil Companies - Integrated – 941,458 9,478 950,936
Oil Refining & Marketing – 792,462 – 792,462
Property/Casualty Insurance – 776,502 – 776,502
Retail - Apparel/Shoe – 266,398 – 266,398
Retail - Jewelry – 50,702 – 50,702
Retail - Regional Dept Store – 212,213 – 212,213
Retail - Restaurants – 62,098 – 62,098
Steel - Producers – 351,855 – 351,855
Telecom Services – 132,970 – 132,970
Telephone - Integrated – 479,176 – 479,176
Television – 243,600 – 243,600
Transportation - Marine – 171,239 – 171,239
Corporate Non-Convertible Bond – 484,437 – 484,437
Exchange Traded Funds 461,703 – – 461,703
Warrant
Mining Services 23,997 – – 23,997
Call Option 1,000 – – 1,000
Investments, at Value $ 819,153 $ 11,961,984 $ 9,478 $ 12,790,615
Other Financial Instruments
†
Currency Contracts – 10,246 – 10,246
Total Assets $ 819,153 $ 11,972,230 $ 9,478 $ 12,800,861

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Liabilities
Other Financial Instruments
†
Currency Contracts $ – $ (57,678) $ – $ (57,678)
Total Liabilities $ – $ (57,678) $ – $ (57,678)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 415,304 $ – $ 415,304
Automotive - Medium &
Heavy Duty Trucks – 277,929 – 277,929
Chemicals - Diversified – 137,269 – 137,269
Chemicals - Specialty 180,775 – – 180,775
Circuit Boards – 332,414 – 332,414
Dental Supplies &
Equipment – 58,905 – 58,905
Diversified Minerals – 341,860 – 341,860
E-Commerce/Products 68,544 – – 68,544
Electronic Components
- Semiconductors – 456,946 – 456,946
Food - Dairy Products – 211,676 – 211,676
Funeral Services & Related
Items – 22,033 – 22,033
Gas - Distribution – 365,930 – 365,930
Internet Content - Info 105,142 70,547 – 175,689
Internet Content - Info/Ne – 6,986 – 6,986
Machinery - General
Industrial – 206,290 – 206,290
Medical Products – 34,101 – 34,101
Miscellaneous
Manufacturing – 268,549 – 268,549
Non-Ferrous Metals – – 0 0
Real Estate Management/
Services – 221,397 – 221,397
Retail - Apparel/Shoe – 782,985 – 782,985
Retail - Automobile – 547,405 – 547,405
Retail - Jewelry – 406,375 – 406,375
Retail - Restaurants – 76,962 – 76,962

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2022 through March 31, 2022:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Schools $ – $ 14,805 $ – $ 14,805
Semiconductor Components
- Integrated Circuit – 286,258 – 286,258
Tobacco – 227,250 – 227,250
Transportation - Marine – 670,231 – 670,231
Corporate Non-Convertible Bond – 256,751 – 256,751
Exchange Traded Fund 22,100 – – 22,100
Warrant
Mining Services 12,478 – – 12,478
Investments, at Value $ 389,039 $ 6,697,158 $ 0 $ 7,086,197
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 03/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/22
(1)
$ — $ —
Common
Stocks
Subscription
Receipt Total
Global Resources Fund
Beginning Balance 12/31/21 $ 807,328 $ 166,014 $ 973,342
Transfers out of Level 3 (567,932) (141,583) (709,515)
Net change in unrealized appreciation (depreciation) (114,922) (24,431) (139,353)
Ending Balance 03/31/22 $ 124,474 $ — $ 124,474
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/22
(1)
$ 107,691 $ — $ 107,691

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Common
Stock
Subscription
Receipt Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/21 $ 713,805 $ 182,616 $ 0 $ 896,421
Transfers out of Level 3 (24,001) — — (24,001)
Corporate Action 1,926 — — 1,926
Net change in unrealized appreciation (depreciation) (525,150) 2,162 0 (522,988)
Ending Balance 03/31/22 $ 166,580 $ 184,778 $ 0 $ 351,358
Net change in unrealized appreciation (depreciation)
from Investments held as of 03/31/22
(1)
$ 1,949 $ 2,162 $ 0 $ 4,111
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/21 $ 174,843 $ 0 $ 174,843
Corporate Action 7,245 — 7,245
Transfers out of Level 3 (90,456) — (90,456)
Net change in unrealized appreciation (depreciation) (91,632) — (91,632)
Ending Balance 03/31/22 $ — $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/22
(1)
$ — $ — $ —
Common
Stock Total
Emerging Europe Fund
Beginning Balance 12/31/21 $ — $ —
Transfers into of Level 3 9,478 9,478
Ending Balance 03/31/22 $ 9,478 $ 9,478
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/22
(1)
$ — $ —
Common
Stock Total
China Region Fund
Beginning Balance 12/31/21 $ 0 $ 0
Ending Balance 03/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/22
(1)
$ — $ —
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2022.

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2022.
Fair Value at
03/31/22
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 0% - 100% discount
(83% discount)
Common Stocks 124,474 Market Transaction
(1)
Discount
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(80% discount)
Common Stocks 166,580 Market Transaction
(1)
Discount
Special Warrants 0 Market Transaction
(1)
Discount 100%
Subscription Receipt 184,778 Market Transaction
(1)
Discount 0%
Gold and Precious Metals Fund
Investments in Securities
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
Emerging Europe Fund
Investments in Securities
62%
Common Stocks 9,478 Market Transaction
(1)
Discount
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

At March 31, 2022, the value of investments in affiliated companies was $0, representing 0%
of net assets, and the total cost was $27,968,676.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2021 Additions Reductions March 31, 2022
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
March 31,
2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2021 Additions Reductions March 31, 2022
Barsele Minerals Corp. 7,500,000 — — 7,500,000
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. (Warrants) — 1,250,000 — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
Olive Resource Capital, Inc. (formerly
Norvista Capital Corp.) 4,000,000 — — 4,000,000
Polarx , Ltd. 37,463,888 — — 37,463,888
(a)
TriStar Gold, Inc. 28,750,000 — — 28,750,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2021
Purchases
Cost
Sales
Proceeds
March 31,
2022 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,142,417 $ — $ — $ 2,684,678 $ — $ — $ (457,739)
Kesselrun
Resources, Ltd. 513,854 — — 379,954 — — (133,900)
Kesselrun
Resources, Ltd.
(Warrants) — — — — — — —
Mammoth
Resources Corp. 434,800 — — 340,959 — — (93,841)
Olive Resource
Capital, Inc.
(formerly Norvista
Capital Corp.) 252,974 — — 207,975 — — (44,999)
Polarx , Ltd. 970,071 — — 671,784
(a)
— — (298,287)
TriStar Gold, Inc. 4,659,275 — — 4,254,489 — — (404,786)
$ 9,973,391 $ — $ — $ 8,539,839 $ — $ — $ (1,433,552)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2022

At March 31, 2022, the value of investments in affiliated companies was $7,868,055, representing 8.81% of net assets, and the total cost was $6,857,350.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of March 31, 2022, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of March 31, 2022, the total cost of restricted securities was $7,473,544, and the total value was
$120,741, representing 0.16% of net assets.
Open forward foreign currency contracts as of March 31, 2022, were as follows:
(a) At March 31, 2022, the company was no longer defined as an affiliate, although it was an affiliate company during the period.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Value at
March 31,
2022
Net Unrealized
Appreciation
(Depreciation)
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. USD 1,891,930 EUR 1,700,000 4/1/2022 $ 1,880,625 $ (11,305)
Brown Brothers
Harriman & Co. USD 546,150 EUR 500,000 4/1/2022 553,125 6,975
Brown Brothers
Harriman & Co. EUR 1,000,000 USD 1,107,430 4/1/2022 1,106,250 1,180
Brown Brothers
Harriman & Co. PLN 3,000,000 USD 702,214 4/4/2022 713,716 (11,502)
Brown Brothers
Harriman & Co. TRY 11,000,000 USD 749,421 4/4/2022 747,330 2,091
Brown Brothers
Harriman & Co. PLN 5,000,000 USD 1,151,941 4/28/2022 1,186,812 (34,871)